Note 3 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	114	4
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	1	0
Debt Securities, Available-for-sale, Realized Loss	$ 16,000	$ 0	$ 0
Income Tax Expense (Benefit), Total	2,494,000	2,922,000	1,615,000
Debt Securities, Available-for-sale, Realized Gain	0	289,000	4,000
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	3,000	61,000	$ 1,000
Debt Securities, Availabe-for-Sale, Pledged as Collateral [Member]
Debt Securities, Available-for-sale, Restricted	$ 34,000,000.0	$ 33,600,000